Significant Accounting and Reporting Policies - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Significant Accounting Policies [Line Items]
A maximum lag period of recognizing the results of subsidiaries and affiliates	3 months
Residential condominiums under development	¥ 140,800	¥ 116,416
Finished goods	¥ 128,387	112,813
Investment in operating leases | Transportation equipment
Significant Accounting Policies [Line Items]
Estimated average useful lives	7 years
Investment in operating leases | Measuring and information-related equipment
Significant Accounting Policies [Line Items]
Estimated average useful lives	4 years
Investment in operating leases | Real Estate Other Than Land
Significant Accounting Policies [Line Items]
Estimated average useful lives	28 years
Investment in operating leases | Other
Significant Accounting Policies [Line Items]
Estimated average useful lives	8 years
Property under Facility Operations
Significant Accounting Policies [Line Items]
Depreciation expenses	¥ 42,755	41,671	¥ 35,615
Accumulated depreciation	245,328	238,185
Office Facilities
Significant Accounting Policies [Line Items]
Depreciation expenses	8,223	9,842	¥ 9,256
Accumulated depreciation	¥ 71,412	¥ 65,155
Minimum
Significant Accounting Policies [Line Items]
Income tax settlement by tax authority	50.00%
Minimum | Investment in Corporate Entities
Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	20.00%
Minimum | Investments in Partnerships and Other Investments
Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	3.00%
Maximum | Property under Facility Operations | Buildings
Significant Accounting Policies [Line Items]
Estimated average useful lives	50 years
Maximum | Property under Facility Operations | Structures
Significant Accounting Policies [Line Items]
Estimated average useful lives	60 years
Maximum | Property under Facility Operations | Property, Plant and Equipment, Other Types
Significant Accounting Policies [Line Items]
Estimated average useful lives	44 years
Maximum | Office Facilities | Buildings And Structures
Significant Accounting Policies [Line Items]
Estimated average useful lives	62 years
Maximum | Office Facilities | Machinery and equipment
Significant Accounting Policies [Line Items]
Estimated average useful lives	44 years
Maximum | Investment in Corporate Entities
Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	50.00%
Maximum | Investments in Partnerships and Other Investments
Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	5.00%